VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Communication Services: 4.2%
37,751	(1)	IAC/InterActiveCorp	$3,785,670	0.9
34,970	(1)	Liberty Broadband Corp. - Series C	4,732,140	1.2
76,988	(1)	Liberty Media Corp.- Liberty SiriusXM C Tracking Stock	3,520,661	0.9
509,681	(1)	Zynga, Inc. - Class A	4,709,453	1.2
			16,747,924	4.2

		Consumer Discretionary: 10.8%
2,810	(1)	Autozone, Inc.	5,745,270	1.4
30,750		Bath & Body Works, Inc.	1,469,850	0.4
36,500		Best Buy Co., Inc.	3,317,850	0.8
35,240		Carter's, Inc.	3,241,728	0.8
14,700		Darden Restaurants, Inc.	1,954,365	0.5
10,770	(1)	Expedia Group, Inc.	2,107,366	0.5
145,960		Gap, Inc.	2,055,117	0.5
18,960		Genuine Parts Co.	2,389,339	0.6
60,291		Kohl's Corp.	3,645,194	0.9
87,890		LKQ Corp.	3,991,085	1.0
21,700	(1)	Mohawk Industries, Inc.	2,695,140	0.7
197,886		Newell Brands, Inc.	4,236,739	1.1
30,160		Ralph Lauren Corp.	3,421,350	0.8
85,190		Tapestry, Inc.	3,164,808	0.8
			43,435,201	10.8

		Consumer Staples: 4.1%
40,746	(1)	BellRing Brands, Inc.	940,418	0.2
12,320		Constellation Brands, Inc.	2,837,543	0.7
48,832		Energizer Holdings, Inc.	1,502,072	0.4
66,220		Keurig Dr Pepper, Inc.	2,509,738	0.6
59,390		Kroger Co.	3,407,204	0.9
32,140	(1)	Post Holdings, Inc.	2,226,016	0.6
79,150	(1)	US Foods Holding Corp.	2,978,415	0.7
			16,401,406	4.1

		Energy: 4.6%
211,750		Coterra Energy, Inc.	5,710,897	1.4
41,214		Diamondback Energy, Inc.	5,649,615	1.4
215,060		Williams Cos., Inc.	7,185,155	1.8
			18,545,667	4.6

		Financials: 22.4%
3,013	(1)	Alleghany Corp.	2,552,011	0.6
21,400		Ameriprise Financial, Inc.	6,427,704	1.6
54,160	(1)	Arch Capital Group Ltd.	2,622,427	0.6
102,950		Citizens Financial Group, Inc.	4,666,723	1.2
34,060		Discover Financial Services	3,753,071	0.9
131,540		Fifth Third Bancorp	5,661,482	1.4
1,810		First Citizens BancShares, Inc.	1,204,736	0.3
58,500		Hartford Financial Services Group, Inc.	4,200,885	1.0
428,905		Huntington Bancshares, Inc.	6,270,591	1.6
47,180		Lincoln National Corp.	3,083,685	0.8
102,132		Loews Corp.	6,620,196	1.6
42,193		M&T Bank Corp.	7,151,714	1.8
152,280		MGIC Investment Corp.	2,063,394	0.5
39,590		Northern Trust Corp.	4,610,256	1.1
49,735		Raymond James Financial, Inc.	5,466,374	1.4
235,400		Regions Financial Corp.	5,240,004	1.3
16,700		RenaissanceRe Holdings Ltd.	2,647,117	0.7
57,973		State Street Corp.	5,050,608	1.3
25,580		T. Rowe Price Group, Inc.	3,867,440	1.0
54,787		WR Berkley Corp.	3,648,266	0.9
50,510		Zions Bancorp NA	3,311,436	0.8
			90,120,120	22.4

		Health Care: 7.0%
39,180		AmerisourceBergen Corp.	6,061,538	1.5
58,890	(1)	Henry Schein, Inc.	5,134,619	1.3
19,430	(1)	Jazz Pharmaceuticals PLC	3,024,668	0.7
21,220	(1)	Laboratory Corp. of America Holdings	5,594,865	1.4
27,520		Universal Health Services, Inc.	3,989,024	1.0
33,750		Zimmer Biomet Holdings, Inc.	4,316,625	1.1
			28,121,339	7.0

		Industrials: 12.9%
25,901		Acuity Brands, Inc.	4,903,059	1.2
29,650		Ametek, Inc.	3,948,787	1.0
23,930		Carlisle Cos., Inc.	5,884,865	1.5
55,380		Fortune Brands Home & Security, Inc.	4,113,626	1.0
27,430		Hubbell, Inc.	5,040,811	1.2
15,560		IDEX Corp.	2,983,319	0.7
50,160		ITT, Inc.	3,772,534	0.9
36,040		Leidos Holdings, Inc.	3,893,041	1.0
31,410		Lincoln Electric Holdings, Inc.	4,328,612	1.1
23,900	(1)	Middleby Corp.	3,918,166	1.0
20,891		Snap-On, Inc.	4,292,683	1.1
44,920	(1)	Southwest Airlines Co.	2,057,336	0.5
45,910		Timken Co.	2,786,737	0.7
			51,923,576	12.9

		Information Technology: 7.5%
43,610		Amphenol Corp.	3,286,014	0.8
20,630		CDW Corp.	3,690,501	0.9
19,390	(1)	FleetCor Technologies, Inc.	4,829,273	1.2
22,480	(1)	GoDaddy, Inc.	1,881,576	0.5
42,140		Jabil, Inc.	2,601,302	0.6
26,640		Motorola Solutions, Inc.	6,452,208	1.6
146,900		NortonLifeLock, Inc.	3,895,788	1.0
36,295		TD SYNNEX Corp.	3,746,007	0.9
			30,382,669	7.5

		Materials: 4.8%
21,010		Celanese Corp. - Series A	3,001,699	0.7
40,150		Freeport-McMoRan, Inc.	1,997,061	0.5

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
9,425	Martin Marietta Materials, Inc.	$3,627,588	0.9
24,820	Packaging Corp. of America	3,874,650	1.0
36,340	RPM International, Inc.	2,959,529	0.7
84,920	Silgan Holdings, Inc.	3,925,852	1.0
		19,386,379	4.8

	Real Estate: 11.6%
84,720	American Homes 4 Rent	3,391,342	0.8
14,840	AvalonBay Communities, Inc.	3,685,811	0.9
27,980	Boston Properties, Inc.	3,603,824	0.9
94,600	Brixmor Property Group, Inc.	2,441,626	0.6
38,280	(1) CBRE Group, Inc.	3,503,386	0.9
6,620	Essex Property Trust, Inc.	2,287,078	0.6
15,170	Federal Realty Investment Trust	1,851,802	0.4
75,670	Host Hotels & Resorts, Inc.	1,470,268	0.4
52,283	JBG SMITH Properties	1,527,709	0.4
115,310	Kimco Realty Corp.	2,848,157	0.7
9,850	Mid-America Apartment Communities, Inc.	2,063,083	0.5
95,770	Rayonier, Inc.	3,938,062	1.0
26,030	Regency Centers Corp.	1,856,980	0.5
26,780	Rexford Industrial Realty, Inc.	1,997,520	0.5
10,430	Sun Communities, Inc.	1,828,275	0.4
30,140	Ventas, Inc.	1,861,446	0.5
102,400	Weyerhaeuser Co.	3,880,960	1.0
32,210	WP Carey, Inc.	2,603,856	0.6
		46,641,185	11.6

	Utilities: 8.3%
85,580	CMS Energy Corp.	5,985,465	1.5
38,730	Edison International	2,714,973	0.7
43,780	Entergy Corp.	5,111,315	1.3
74,915	National Fuel Gas Co.	5,146,661	1.3
11,360	Sempra Energy	1,909,843	0.5
57,670	WEC Energy Group, Inc.	5,756,043	1.4
91,920	Xcel Energy, Inc.	6,633,866	1.6
		33,258,166	8.3

	Total Common Stock
	(Cost $278,699,093)	394,963,632	98.2

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Mutual Funds: 1.8%
7,136,170	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
	(Cost $7,136,170)	$7,136,170	1.8

	Total Short-Term Investments
	(Cost $7,136,170)	7,136,170	1.8

	Total Investments in Securities (Cost $285,835,263)	$402,099,802	100.0
	Liabilities in Excess of Other Assets	(148,974)	–
	Net Assets	$401,950,828	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of March 31, 2022.

VY® JPMorgan Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$394,963,632	$–	$–	$394,963,632
Short-Term Investments	7,136,170	–	–	7,136,170
Total Investments, at fair value	$402,099,802	$–	$–	$402,099,802

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $287,150,384.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$124,215,820
Gross Unrealized Depreciation	(9,266,402)

Net Unrealized Appreciation	$114,949,418